SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 462	¥ 2,009	¥ 7,851
Total income tax expense	$ 66	¥ 462	¥ 2,009	¥ 7,851